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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Michael Larson
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05147
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Reporting Manager
         -------------------------------
Phone:   (425) 803-0720
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Larson                 Kirkland, Washington    November 13, 2001
-------------------------------    ---------------------   -----------------
[Signature]                        [City, State]           [Date]

Report Type (Check only one.):

    /x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   1
                                                           --------------------

Form 13F Information Table Entry Total:                              *
                                                           --------------------

Form 13F Information Table Value Total:                   $          *
                                                           --------------------
                                                                    (thousands)

*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
 INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number         Name
     ------    -----------------         ---------------------------------
       1       28-05149                  Cascade Investment, L.L.C.

     [Repeat as necessary.]


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

                                                     FORM 13F INFORMATION TABLE*

             COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ------------------- ---------- --------- -----------------------
                                                          VALUE   SHRS OR    SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- --------- -------- --------   --- ---- ---------- --------- -------- -------- -----
ALASKA AIR GROUP                COMMON STOCK   011659109   28,148  1,409,500 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
AVISTA CORP                     COMMON STOCK   05379B107   39,270  2,887,500 SH       YES        N/A       YES
---------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS, INC.              COMMON STOCK   09688T106   20,375  2,047,704 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
CANADIAN NATIONAL RAILWAY CO.   COMMON STOCK   136375102  381,139 10,016,800 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
EXTENDED STAY AMERICA, INC.     COMMON STOCK   30224P101   71,641  4,951,000 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP                       COMMON STOCK   449295104  247,311  5,025,619 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
MERCK & CO.                     COMMON STOCK   589331107   66,210  1,000,000 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
NEWPORT NEWS SHIPBUILDING       COMMON STOCK   652228107  172,227  2,562,900 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
OTTER TAIL POWER COMPANY        COMMON STOCK   689648103   39,676  1,399,500 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
PAIN THERAPEUTICS INC.          COMMON STOCK   69566K100   14,000  2,000,000 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP        COMMON STOCK   697900108   21,186  5,105,000 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE COMPANY OF NEW
MEXICO                          COMMON STOCK   744499104   59,105  2,344,500 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
REPUBLIC SVCS INC               COMMON STOCK   760759100  246,524 15,217,500 SH       YES        N/A       YES
----------------------------------------------------------------------------------------------------------------------------------
SCHNITZER STL INDS INC          COMMON STOCK   806882106    6,582    602,200 SH       YES        N/A       YES
---------------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC.           COMMON STOCK   812578102   17,605  3,521,088 SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CENTRAL TRANSPORTATION
CORP.                           COMMON STOCK   976592105   67,459  3,949,600 SH       YES        N/A       YES
------------------------------------------------------------------------------------------------------------------------------------


*PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL
 INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.